Description of the Plan - Additional Information (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Employee benefit plan participant contribution rate	60.00%
Employee benefit plan common stock par value	$ 0.01
Initial pre-tax deferral contribution	5.00%
Employee benefit plan company matching contribution	100.00%
Employee benefit plans contribution vesting description	Participants are 100% vested in their contributions and the Company’s match under the Plan immediately.
Employee benefit plan, matching contribution eligible first participant	3.00%
Employee benefit plan employer contribution matching percentage on second contribution	50.00%
Employee benefit plan employer contribution participant compensation matched percentage next participant contribution	2.00%
Employee benefit plan after-tax limited to cap employee contribution percentage	5.00%
Employee benefit plan participants limited stock fund percentage	20.00%
Employee benefit plans, vesting percentage	100.00%
Employee benefit plan, note receivable from participant, account, minimum borrowing, amount	$ 1,000
Employee benefit plan, note receivable from participant, account, maximum borrowing, amount	$ 50,000
Employee benefit plan, note receivable from participant, account, maximum borrowing, to total account, percentage	50.00%
Employee benefit plan note receivable from participant principal residence maximum loan term	10 years
Minimum
EBP, Description of Plan [Line Items]
Employee benefit plan account balance payable distribution amount	$ 1,000
Employee benefit plan notes receivable from participants loan term	1 year
Employee benefit plan, notes receivable from participants, interest rate	4.25%	4.25%
Maximum
EBP, Description of Plan [Line Items]
Employee benefit plan account balance payable distribution amount	$ 7,000
Employee benefit plan notes receivable from participants loan term	5 years
Employee benefit plan, notes receivable from participants, interest rate	8.50%	8.50%